NYSE Euronext

Silvio (Joe) Conte
DIRECTOR
CORPORATE ACTIONS & MARKET WATCH

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
sconte@nyx.com

CERTNYS
001-35310

September 30, 2011

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AMÉRICA MÓVIL, S.A.B. DE C.V. (Issuer), RADIOMÓVIL DIPSA, S.A. DE C.V. (Guarantor), 2.375% Senior Notes due 2016, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 30, 2011. Tentative listing date – October 3, 2011.

Sincerely,